Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
As of December 31, 2016 and 2017, equity method investments consisted of the following:

	December 31,
	2016		2017
	Amount	Holding %	Amount	Holding %

	(in thousands)

Viewsil Microelectronics (Kunshan) Limited	$2,318	49.00	2,214	49.00
Iris Optronics Co., Ltd.	44	2.06	30	2.06
Kneron Inc.	-	-	6,598	27.65
Emza Visual Sense Ltd.	-	-	1,802	45.10
Ganzin Technology Corp.	-	-	95	28.93
	$2,362		10,739